Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash Flows From Operating Activities:
Net income:	$ 70,613	$ 47,213
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	50,411	$ 51,818
Amortization of debt discount	(484)
Amortization of prepaid lease rentals	2,470	$ 1,512
Amortization and write-off of financing costs	946	3,025
Amortization of deferred dry-docking and special survey	3,583	$ 3,796
Equity based payments	$ 5,383
Net settlements on interest rate swaps qualifying for cash flow hedge		$ (489)
Gain on derivative instruments, net	$ (11,923)	(1,901)
Loss on sale / disposal of vessels, net		2,903
Equity loss on investments	$ 47	2,275
Changes in operating assets and liabilities:
Accounts receivable	1,062	6,813
Due from related parties	(1,876)	2,079
Inventories	(2,093)	(2,785)
Insurance claims receivable	(542)	(126)
Prepayments and other	(1,172)	(2,180)
Accounts payable	758	535
Accrued liabilities	$ 4,517	417
Due to related parties		96
Unearned revenue	$ (112)	(1,847)
Other current liabilities	(105)	(1,023)
Dry-dockings	(2,650)	(2,287)
Accrued charter revenue	1,386	5,121
Net Cash provided by Operating Activities	120,219	114,965
Cash Flows From Investing Activities:
Investment in affiliates	$ (17,596)	(52,647)
Dividend from affiliate		1,813
Advances for vessel acquisitions		(59,058)
Vessels acquisitions / Additions to vessel cost	$ (1,491)	(19,840)
Proceeds from the sale of vessels, net		6,705
Net cash used in Investing Activities	$ (19,087)	(123,027)
Cash Flows From Financing Activities:
Capital lease proceeds		256,716
Capital lease repayment	$ (6,605)	(3,149)
Offering proceeds, net of related expenses	$ 96,616	96,523
Proceeds from long-term debt		9,000
Repayment of long-term debt	$ (98,691)	(253,812)
Payment of financing costs		(2,055)
Dividends paid	$ (48,836)	(45,029)
Decrease in restricted cash	3,237	4,289
Net Cash provided by / (used in) Financing Activities	(54,279)	62,483
Net increase in cash and cash equivalents	46,853	54,421
Cash and cash equivalents at beginning of the period	113,089	93,379
Cash and cash equivalents at end of the period	159,942	147,800
Supplemental Cash Information:
Cash paid during the period for interest	$ 22,928	$ 21,378